EQUITY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Authorized:
Authorized 10,000,000 preferred shares, no par value
Authorized 200,000,000 common shares, no par value
Common shares issued and fully paid:
Common shares issued	$ 64,431	¥ 450,782	¥ 450,782